Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Disciplined Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,428		$ 9,665	$ 11,040	$ 12,434	$ 12,326	$ 11,494	$ 16,176	$ 16,541	$ 18,128	$ 21,244	$ 22,671
Columbia Disciplined Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,183	11,541	12,905	12,691	11,745	16,418	16,666	18,120	21,060	22,311
Columbia Disciplined Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,288	11,775	13,290	13,214	12,350	17,419	17,859	19,619	23,034	24,647
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,484	12,156	14,124	15,254	17,089	23,577	21,958	24,801	30,133	35,117
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 10,538	$ 11,989	$ 13,133	$ 13,815	$ 12,985	$ 18,091	$ 17,832	$ 19,309	$ 22,167	$ 24,116